Significant Accounting Judgements and Estimation Uncertainty - Additional Information - (Details) - CAD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 26, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Judgements And Estimation Uncertainty [Line Items]
Revised exercise price of share options	$ 15.21
Impairment Loss		$ 20,859	$ 12,366	$ 149,952
Ryplazim CGU
Significant Accounting Judgements And Estimation Uncertainty [Line Items]
Change in impairment recorded rate		10.00%
Impairment Loss		$ 3,638